Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Liabilities [Line Items]
US Government loans		$ 950,418
2021 Debentures subscriptions payable (Note 14(b))	$ 22,295,710	19,534,988
Total		6,236,415
Current portion	0	6,003,838
Non-current portion	0	232,577
Two Thousand and Twenty One Convertible Debentures [Member]
Schedule of Other Liabilities [Line Items]
2021 Debentures subscriptions payable (Note 14(b))	$ 69,034
Two Tranches [Member] | Two Thousand and Twenty One Convertible Debentures [Member]
Schedule of Other Liabilities [Line Items]
2021 Debentures subscriptions payable (Note 14(b))		$ 5,285,997